Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2001

1.756671.100

Investments March 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 42.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - 20.7%
Bank of Scotland Treasury Services PLC
5/29/01	4.88%	$ 20,000,000	$ 20,011,480
Banque Bruxelles Lambert SA (BBL)
5/23/01	4.90	5,000,000	5,000,036
Barclays Bank PLC
6/7/01	6.63	3,000,000	3,001,464
Bayerische Hypo-und Vereinsbank AG
5/24/01	5.44	2,000,000	2,000,000
6/25/01	5.38	2,000,000	2,000,000
Commerzbank AG
5/9/01	5.15	5,000,000	5,007,820
Deutsche Bank AG
8/20/01	5.21	10,000,000	10,000,000
ING Bank NV
5/7/01	5.10	5,000,000	5,000,000
7/16/01	4.90	25,000,000	25,000,000
Landesbank Baden-Wuerttemberg
4/30/01	5.37	38,000,000	38,003,612
5/9/01	5.33	5,000,000	5,000,000
Lloyds TSB Bank PLC
5/11/01	6.63	7,000,000	7,002,509
8/2/01	5.17	5,000,000	4,999,327
Norddeutsche Landesbank Girozentrale
5/14/01	5.31	10,000,000	10,000,000
RaboBank Nederland Coop. Central
5/11/01	6.63	7,000,000	7,002,655
Westdeutsche Landesbank Girozentrale
6/25/01	4.77	15,000,000	15,000,000
8/14/01	5.15	5,000,000	5,000,000
			169,028,903
New York Branch, Yankee Dollar, Foreign Banks - 22.0%
Commerzbank AG
5/15/01	5.30	5,000,000	5,000,000
6/25/01	4.76	5,000,000	5,000,000
Credit Agricole Indosuez
5/4/01	5.08	10,000,000	10,000,000
Dexia Bank SA
6/8/01	5.25	5,000,000	5,000,064
Dresdner Bank AG
6/22/01	4.75	25,000,000	25,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Lloyds TSB Bank PLC
5/11/01	4.94%	$ 5,000,000	$ 5,000,000
Merita Bank PLC
5/8/01	5.10	5,000,000	5,000,000
5/29/01	4.88	40,000,000	40,000,000
National Westminster Bank PLC
6/14/01	4.98	25,000,000	25,000,000
Societe Generale
4/23/01	4.90 (a)	5,000,000	4,998,815
4/29/01	5.00 (a)	10,000,000	9,999,144
4/30/01	5.10	15,000,000	15,000,000
Svenska Handelsbanken AB
5/2/01	6.25	25,000,000	25,009,421
			180,007,444
TOTAL CERTIFICATES OF DEPOSIT			349,036,347
Commercial Paper - 30.0%

American Express Credit Corp.
5/15/01	5.07	5,000,000	4,969,322
Bradford & Bingley Building Society
4/20/01	6.64	10,000,000	9,965,958
Centric Capital Corp.
4/2/01	5.78	13,800,000	13,797,815
5/29/01	5.35	9,600,000	9,518,491
6/20/01	6.31	9,000,000	8,877,600
ConAgra Foods, Inc.
4/11/01	5.76	5,000,000	4,992,056
Edison Asset Securitization LLC
4/13/01	5.36	5,000,000	4,991,133
Falcon Asset Securitization Corp.
4/9/01	5.29	5,000,000	4,994,156
4/24/01	4.99	15,000,000	14,952,371
General Electric Capital Corp.
5/7/01	5.44	5,000,000	4,973,200
6/11/01	4.90	5,000,000	4,952,272
7/10/01	4.89	10,000,000	9,866,389
General Electric Capital Services, Inc.
6/4/01	5.25	5,000,000	4,954,044
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp.
5/21/01	5.12%	$ 5,000,000	$ 4,964,792
5/30/01	5.18	5,000,000	4,958,126
6/12/01	5.31	5,000,000	4,947,800
Household Finance Corp.
5/25/01	5.25	5,000,000	4,961,150
Jupiter Securitization Corp.
4/24/01	5.00	6,000,000	5,980,910
5/15/01	5.32	23,515,000	23,364,112
Lehman Brothers Holdings, Inc.
8/8/01	5.43	5,000,000	4,905,508
New Center Asset Trust
5/17/01	5.10	5,000,000	4,967,736
PHH Corp.
4/26/01	5.84	2,000,000	1,991,944
Qwest Capital Funding, Inc.
5/7/01	6.46	5,000,000	4,968,250
RaboBank Nederland Coop. Central
6/29/01	4.81	5,000,000	4,941,285
Salomon Smith Barney Holdings, Inc.
5/7/01	5.44	5,000,000	4,973,200
Southern Co.
4/25/01	5.02	10,000,000	9,966,667
Three Rivers Funding Corp.
4/23/01	4.98	40,000,000	39,878,756
Tyco International Group SA
5/1/01	6.23	3,000,000	2,984,675
UBS Finance, Inc.
5/21/01	6.40	5,000,000	4,956,806
5/25/01	6.61	10,000,000	9,904,150
TOTAL COMMERCIAL PAPER			245,420,674
Federal Agencies - 5.4%

Fannie Mae - 1.2%
Discount Notes - 1.2%
5/24/01	6.48	5,000,000	4,953,809
8/9/01	5.10	5,000,000	4,910,264
			9,864,073
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Freddie Mac - 4.2%
Discount Notes - 4.2%
5/24/01	5.15%	$ 10,000,000	$ 9,925,138
5/24/01	6.49	25,000,000	24,768,493
			34,693,631
TOTAL FEDERAL AGENCIES			44,557,704
Bank Notes - 6.1%

Bank of America NA
6/19/01	6.51	6,500,000	6,505,289
Bank One NA, Chicago
4/2/01	5.13 (a)	15,000,000	14,998,614
4/2/01	5.31 (a)	25,000,000	25,011,544
5/24/01	5.43	3,000,000	3,000,000
TOTAL BANK NOTES			49,515,447
Medium-Term Notes - 11.1%

Associates Corp. of North America
6/29/01	4.86 (a)	35,000,000	35,000,000
Bank of America Corp.
4/19/01	6.14 (a)	8,000,000	8,011,277
Ford Motor Credit Co.
4/16/01	5.85 (a)	42,300,000	42,320,578
General Motors Acceptance Corp.
4/30/01	5.00 (a)	5,000,000	4,999,400
TOTAL MEDIUM-TERM NOTES			90,331,255
Short-Term Notes - 1.2%

New York Life Insurance Co.
4/1/01	6.62 (a)(b)	5,000,000	5,000,000
SMM Trust 2000 M
6/13/01	5.04 (a)(b)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Repurchase Agreements - 3.3%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 3/30/01 due 4/2/01 At 5.42%	$ 851,384	$ 851,000
With Lehman Commercial Paper, Inc. At 5.51%, dated 3/30/01 due 4/2/01 (Comercial Paper Obligations) (principal amount $27,300,000) 0%, 4/2/01	26,011,938	26,000,000
TOTAL REPURCHASE AGREEMENTS		26,851,000
TOTAL INVESTMENT PORTFOLIO - 99.8%		815,712,427
NET OTHER ASSETS - 0.2%		1,555,407
NET ASSETS - 100%		$ 817,267,834
Total Cost for Income Tax Purposes $ 815,712,427
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York Life Insurance Co. 6.62%, 4/1/01	12/20/00	$ 5,000,000
SMM Trust 2000 M 5.04%, 6/13/01	12/11/00	$ 5,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $26,851,000) - See accompanying schedule		$ 815,712,427
Interest receivable		5,422,849
Prepaid expenses		24,152
Total assets		821,159,428
Liabilities
Payable to custodian bank	$ 40,500
Distributions payable	3,825,322
Other payables and accrued expenses	25,772
Total liabilities		3,891,594
Net Assets		$ 817,267,834
Net Assets consist of:
Paid in capital		$ 817,260,015
Accumulated net realized gain (loss) on investments		7,819
Net Assets, for 817,260,015 shares outstanding		$ 817,267,834
Net Asset Value, offering price and redemption price per share ($817,267,834 ÷ 817,260,015 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2001 (Unaudited)
Investment Income Interest		$ 27,899,139
Expenses
Non-interested trustees' compensation	$ 903
Custodian fees and expenses	33,579
Audit	7,485
Legal	1,428
Insurance	8,051
Miscellaneous	996
Total expenses		52,442
Net investment income		27,846,697
Net Realized Gain (Loss) on Investments		7,822
Net increase in net assets resulting from operations		$ 27,854,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2001 (Unaudited)	July 24, 2000 (commencement of operations) to September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 27,846,697	$ 10,908,095
Net realized gain (loss)	7,822	(3)
Net increase (decrease) in net assets resulting from operations	27,854,519	10,908,092
Distributions to shareholders from net investment income	(27,846,697)	(10,908,095)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	26,203,354	885,077,601
Reinvestment of distributions from net investment income	279,060	-
Cost of shares redeemed	(85,300,000)	(9,000,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(58,817,586)	876,077,601
Total increase (decrease) in net assets	(58,809,764)	876,077,598
Net Assets
Beginning of period	876,077,598	-
End of period	$ 817,267,834	$ 876,077,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2001	Year ended September 30,
	(Unaudited)	2000 C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.032	.013
Less Distributions
From net investment income	(.032)	(.013)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B	3.26%	1.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 817,268	$ 876,078
Ratio of expenses to average net assets	.0122% A	.0133% A
Ratio of net investment income to average net assets	6.46% A	6.79% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C For the period July 24, 2000 (commencement of operations) to September 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 1.2% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

4. Beneficial Interest.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Semiannual Report